T. ROWE PRICE Health Sciences Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.5%
BIOTECHNOLOGY 23.2%
International-Biotechnology 0.0%
Ideaya Biosciences (1) 143,525 2,141
2,141
Major Biotechnology 5.6%
Biogen (1) 388,006 103,598
BioNTech, ADR  938,883 126,637
Celldex Therapeutics (1) 558,393 15,696
Exact Sciences (1) 1,142,524 37,121
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,726,272 2,310
Exact Sciences Expense Fund, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,795 3
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 1,863,136 1,156
Neurocrine Biosciences (1) 403,826 42,890
Royalty Pharma, Class A  1,540,353 61,891
Seagen (1) 396,703 54,281
Vertex Pharmaceuticals (1) 1,385,653 401,202
846,785
Other Biotechnology 17.6%
Aadi Bioscience (1) 150,289 2,123
ACADIA Pharmaceuticals (1) 1,495,857 24,472
Acerta Future Payments, EC, Acquisition Date: 6/30/21,
Cost $16,465 (1)(2)(3) 16,465,269 14,441
Adaptive Biotechnologies (1) 726,195 5,170
ADC Therapeutics (1) 901,389 4,345
Affinivax Escrow Payment, Acquisition Date: 9/12/22,
Cost $187 (1)(2)(3) 186,682 177
Affinivax Expense Fund, Acquisition Date: 9/12/22, Cost $13 (1)
(2)(3) 12,445 12
Affinivax Milestone Event, Acquisition Date: 9/12/22,
Cost $3,454 (1)(2)(3) 7,349,672 4,410
Affinivax Next Gen Prod Mileston Event, Acquisition Date: 9/12/22,
Cost $3,454 (1)(2)(3) 7,349,672 1,617
Agios Pharmaceuticals (1) 313,610 8,869
Alector (1) 368,546 3,486
Allogene Therapeutics (1) 1,920,843 20,745
Alnylam Pharmaceuticals (1) 1,425,608 285,350
Apellis Pharmaceuticals (1) 952,577 65,061
Arvinas (1) 492,394 21,907
Ascendis Pharma, ADR (1) 857,115 88,506
Avidity Biosciences (1) 1,106,578 18,070
T. ROWE PRICE Health Sciences Fund

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
BeiGene, ADR (1) 146,905 19,806
Blueprint Medicines (1) 1,030,731 67,915
C4 Therapeutics (1) 474,798 4,164
Centessa Pharmaceuticals, ADR (1) 952,521 3,829
Cerevel Therapeutics Holdings (1) 1,658,356 46,865
CRISPR Therapeutics (1) 278,045 18,170
Day One Biopharmaceuticals (1) 506,749 10,150
Denali Therapeutics (1) 1,028,355 31,560
Design Therapeutics (1) 185,702 3,105
DICE Therapeutics (1) 560,488 11,367
Enanta Pharmaceuticals (1) 135,460 7,026
EQRx (1) 958,086 4,743
EQRx, Warrants, 4/29/21 (1) 242,949 199
Evotec (EUR) (1) 417,374 7,256
Exelixis (1) 2,438,440 38,235
Fate Therapeutics (1) 1,026,091 22,995
Flame Biosciences, Acquisition Date: 9/28/20, Cost $5,500 (1)(2)
(3) 839,721 3,854
F-star Therapeutics (1) 43,784 224
Generation Bio (1) 1,906,471 10,123
Genmab (DKK) (1) 333,214 107,196
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (1)(3) 212,706 254
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (1)(3) 212,706 232
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (1)(3) 212,706 213
Gyroscope Therapeutics, Milestone Payment 1, Acquisition Date:
2/18/22, Cost $5,684 (1)(2)(3) 5,683,928 1,973
Gyroscope Therapeutics, Milestone Payment 2, Acquisition Date:
2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 548
Gyroscope Therapeutics, Milestone Payment 3, Acquisition Date:
2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 457
IGM Biosciences (1) 325,874 7,410
Imago Biosciences (1) 535,716 8,063
Immuneering, Class A (1) 1,620,518 23,206
Immunocore Holdings, ADR (1) 919,417 43,157
Incyte (1) 1,007,558 67,144
Insmed (1) 2,495,981 53,763
Intellia Therapeutics (1) 347,720 19,458
Ionis Pharmaceuticals (1) 1,456,630 64,427
Iovance Biotherapeutics (1) 1,656,050 15,865
IVERIC bio (1) 1,605,737 28,807
Karuna Therapeutics (1) 599,357 134,813
Kodiak Sciences (1) 550,076 4,258
Kronos Bio (1) 119,460 400
Kymera Therapeutics (1) 729,613 15,884
Longboard Pharmaceuticals (1) 512,527 1,907
Lonza Group (CHF)  40,364 19,653

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Lyell Immunopharma (1) 1,771,850 12,988
MeiraGTx Holdings (1) 322,267 2,710
Mirati Therapeutics (1) 336,892 23,529
Moderna (1) 1,645,146 194,539
Monte Rosa Therapeutics (1) 1,232,864 10,072
MoonLake Immunotherapeutics (1) 725,332 5,774
Morphic Holding (1) 197,771 5,597
Novocure (1) 1,350,449 102,607
Nurix Therapeutics (1) 292,926 3,817
Pardes Biosciences (1) 275,099 509
Prelude Therapeutics (1) 193,528 1,279
Progenic Pharmaceuticals, CVR (1)(2) 842,223 969
Prothena (1) 574,534 34,834
PTC Therapeutics (1) 302,302 15,176
RAPT Therapeutics (1) 716,060 17,228
Regeneron Pharmaceuticals (1) 586,001 403,679
REGENXBIO (1) 150,920 3,989
Relay Therapeutics (1) 1,117,298 24,994
Repligen (1) 219,258 41,025
Replimune Group (1) 990,008 17,097
REVOLUTION Medicines (1) 1,022,852 20,171
Rocket Pharmaceuticals (1) 395,912 6,319
Sage Therapeutics (1) 667,738 26,149
Sana Biotechnology (1) 1,369,212 8,215
Sarepta Therapeutics (1) 467,811 51,712
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(3) 151,540 673
Scholar Rock Holding (1) 1,728,367 11,978
SpringWorks Therapeutics (1) 170,528 4,865
Stoke Therapeutics (1) 273,448 3,511
Tenaya Therapeutics (1) 641,147 1,859
Theseus Pharmaceuticals (1) 1,078,695 6,256
Ultragenyx Pharmaceutical (1) 1,179,514 48,844
Ventyx Biosciences, Acquisition Date: 9/19/22, Cost $3,272 (1)(3) 99,163 3,289
Vividion Therapeutics, Milestone Payment, Acquisition Date:
8/25/21, Cost $— (1)(2)(3) 2,328,482 1,212
Vividion Therapeutics, Milestone Payment, Acquisition Date:
8/25/21, Cost $— (1)(2)(3) 1,746,361 1,090
Vividion Therapeutics, Milestone Payment 3, Acquisition Date:
8/25/21, Cost $— (1)(2)(3) 1,746,361 757
Xencor (1) 752,720 19,556
Zai Lab, ADR (1) 468,296 16,016
Zentalis Pharmaceuticals (1) 623,179 13,498
2,667,817
Total Biotechnology 3,516,743

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
LIFE SCIENCES 12.9%
Life Sciences 12.9%
Agilent Technologies  2,121,575 257,877
Bio-Techne  125,882 35,750
Bruker  1,942,863 103,088
Danaher  2,376,828 613,911
Dynamics Special Purpose, Acquisition Date: 12/20/21,
Cost $— (1)(3) 115,996 239
Ginkgo Bioworks Holdings, Class A (1) 2,489,708 7,768
Maravai LifeSciences Holdings, Class A (1) 237,575 6,065
Mettler-Toledo International (1) 45,931 49,795
Olink Holding, ADR (1) 1,974,215 23,967
Pacific Biosciences of California (1) 2,553,280 14,822
Quanterix (1) 122,575 1,351
Rapid Micro Biosystems, Class A (1) 623,466 2,014
Seer (1) 1,118,046 8,654
Senti Biosciences (1) 1,551,383 3,366
SomaLogic, Warrants, 8/31/26 (1) 110,057 48
SomaLogic, Earn Out Shares $20, Acquisition Date: 9/2/21,
Cost $— (1)(3) 3,873,442 15
Thermo Fisher Scientific  1,532,435 777,236
Twist Bioscience (1) 377,948 13,319
Waters (1) 158,883 42,824
Total Life Sciences 1,962,109
MISCELLANEOUS 0.2%
Miscellaneous 0.2%
BCLS Acquisition, Class A (1) 559,270 5,604
Health Sciences Acquisitions Corp 2 (1) 600,927 5,952
Revolution Healthcare Acquisition (1) 1,302,855 12,794
Total Miscellaneous 24,350
PHARMACEUTICALS 15.0%
Major Pharmaceuticals 15.0%
AbbVie  1,724,858 231,493
AstraZeneca, ADR  8,020,695 439,855
Daiichi Sankyo (JPY)  5,257,000 146,938
Eli Lilly  2,071,972 669,972
Merck  3,550,233 305,746
Pfizer  8,441,930 369,419
Roche Holding (CHF)  364,808 118,757
Total Pharmaceuticals 2,282,180
PRODUCTS & DEVICES 17.0%
Capital Equipment 0.7%
General Electric  579,328 35,866

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
PROCEPT BioRobotics (1) 642,196 26,625
STERIS  245,631 40,844
103,335
Implants 7.4%
Becton Dickinson & Company  1,068,755 238,151
Intuitive Surgical (1) 2,167,688 406,311
iRhythm Technologies (1) 340,910 42,709
Stryker  1,537,694 311,445
Teleflex  329,006 66,282
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3) 113,564 17,108
Zimmer Biomet Holdings  387,287 40,491
1,122,497
Other Products & Devices 8.9%
10X Genomics, Class A (1) 1,485,216 42,298
Alcon (CHF)  621,077 36,076
Argenx, ADR (1) 865,842 305,685
Avantor (1) 4,413,572 86,506
Burning Rock Biotech, ADR (1) 199,953 478
Catalent (1) 833,141 60,286
Cooper  151,506 39,982
Dexcom (1) 1,051,748 84,708
Hologic (1) 2,564,222 165,444
Inari Medical (1) 281,379 20,439
Insulet (1) 385,239 88,374
Lantheus Holdings (1) 419,004 29,469
Nevro (1) 192,292 8,961
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,623 (1)(2)
(3) 8,397,988 5,543
Penumbra (1) 636,142 120,612
Saluda Medical, Warrants, 1/1/23, Acquisition Date: 1/20/22,
Cost $— (1)(2)(3) 207,185 —
Shockwave Medical (1) 789,355 219,496
Warby Parker, Class A (1) 2,464,753 32,880
1,347,237
Total Products & Devices 2,573,069
SERVICES 22.5%
Distribution 0.1%
Option Care Health (1) 631,858 19,885
19,885
Information 1.3%
Doximity, Class A (1) 1,615,185 48,811
Sema4 Holdings (1) 1,229,807 1,079

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Sema4 Holdings , Warrants, 9/24/27 (1) 251,860 55
Sophia Genetics (1) 679,130 1,786
Veeva Systems, Class A (1) 871,862 143,753
195,484
Other Services 1.3%
Certara (1) 704,490 9,356
Elanco Animal Health (1) 795,325 9,870
Guardant Health (1) 1,006,161 54,162
West Pharmaceutical Services  441,143 108,556
Wuxi Biologics Cayman (HKD) (1) 3,218,500 19,159
201,103
Payors 18.9%
Alignment Healthcare (1) 1,576,077 18,661
Centene (1) 4,279,154 332,961
Cigna  703,161 195,106
Elevance Health  929,669 422,293
Humana  716,336 347,559
Molina Healthcare (1) 724,717 239,040
UnitedHealth Group  2,604,627 1,315,441
2,871,061
Providers 0.9%
agilon health (1) 627,901 14,705
HCA Healthcare  496,511 91,254
Oak Street Health (1) 547,477 13,424
Surgery Partners (1) 471,237 11,027
130,410
Total Services 3,417,943
Total Miscellaneous Common Stocks  3.7% (4) 567,458
Total Common Stocks (Cost $8,017,361) 14,343,852
CONVERTIBLE PREFERRED STOCKS 5.1%
BIOTECHNOLOGY 1.5%
Other Biotechnology 1.5%
Arbor Bio, Series B, Acquisition Date: 10/29/21, Cost $8,828 (1)
(2)(3) 532,759 8,828
Chroma Medicine, Series A, Acquisition Date: 10/12/21,
Cost $11,040 (1)(2)(3)(5) 5,207,526 11,040
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21-4/7/22,
Cost $7,107 (1)(2)(3) 3,426,868 16,605
Delfi Diagnostics, Series B, Acquisition Date: 6/10/22,
Cost $8,980 (1)(2)(3) 1,853,138 8,980

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $18,021 (1)(2)(3) 1,018,820 18,021
EndeavorBio, Series B, Acquisition Date: 1/21/22, Cost $8,808 (1)
(2)(3) 1,867,734 8,808
FOG Pharma, Series C, Acquisition Date: 1/11/21-8/2/21,
Cost $6,251 (1)(2)(3) 431,391 6,251
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $22,096 (1)
(2)(3) 1,864,632 22,096
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236 (1)(2)(3) 829,412 4,236
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505 (1)(2)(3) 883,580 16,162
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762 (1)(2)(3) 588,382 10,762
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757 (1)(2)
(3) 1,169,887 6,551
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050 (1)(2)(3) 1,027,785 11,050
Odyssey Therapeutics, Series B, Acquisition Date: 5/13/22,
Cost $7,048 (1)(2)(3) 1,115,915 7,048
Prime Medicine, Series B, Acquisition Date: 4/19/21,
Cost $7,119 (1)(2)(3) 1,625,121 7,119
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $9,004 (1)(2)(3) 978,705 9,004
SalioGen Therapeutics, Series B, Acquisition Date: 12/10/21,
Cost $11,024 (1)(2)(3) 104,129 11,024
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219 (1)(2)(3) 1,027,755 6,219
Sionna Therapeutics, Series B, Acquisition Date: 2/2/22,
Cost $5,284 (1)(2)(3) 541,277 5,284
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $7,915 (1)(2)(3) 387,032 7,915
Treeline, Series A, Acquisition Date: 4/9/21-9/26/22,
Cost $18,552 (1)(2)(3)(5) 2,370,150 18,552
Total Biotechnology 221,555
CONSUMER NONDURABLES 0.6%
Healthcare Services 0.6%
Capsule, Series D, Acquisition Date: 4/7/21, Cost $12,364 (1)(2)(3) 853,213 10,528
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,180 (1)(2)(3) 296,922 29,683
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358 (1)(2)(3) 438,696 43,856
Color Health, Series E, Acquisition Date: 10/26/21, Cost $4,414 (1)
(2)(3) 44,149 4,414
Total Consumer Nondurables 88,481

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
LIFE SCIENCES 1.2%
Life Sciences 1.2%
Cellanome, Series A, Acquisition Date: 12/30/21, Cost $11,023 (1)
(2)(3)(5) 1,993,387 13,874
Chromacode, Series D-1, Acquisition Date: 2/28/22,
Cost $2,202 (1)(2)(3) 3,137,582 2,039
Chromacode, Series D-2, Acquisition Date: 2/28/22,
Cost $2,202 (1)(2)(3) 2,605,184 1,693
Clear Labs, Series C, Acquisition Date: 5/13/21, Cost $13,294 (1)
(2)(3) 3,830,773 13,294
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $21,371
(EUR) (1)(2)(3) 25,201 18,524
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704 (1)(2)(3) 861,217 17,704
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $12,829 (1)(2)
(3) 1,452,941 8,107
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875 (1)(2)(3) 4,954 9,585
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458 (1)(2)(3) 1,204,832 73,170
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,957 (1)(2)(3) 426,855 25,923
Total Life Sciences 183,913
PRODUCTS & DEVICES 0.3%
Capital Equipment 0.1%
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3) 2,507,885 5,945
Reflexion Medical, Series D, Acquisition Date: 4/3/20,
Cost $2,142 (1)(2)(3) 1,123,437 2,663
Reflexion Medical, Series E, Acquisition Date: 3/1/22,
Cost $4,403 (1)(2)(3) 1,857,286 4,403
13,011
Implants 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,574 (1)
(2)(3)(5) 8,849,057 8,989
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,516 (1)
(2)(3)(5) 12,320,393 12,516
21,505
Other Products & Devices 0.1%
Saluda Medical, Series D, Acquisition Date: 1/20/22,
Cost $8,809 (1)(2)(3) 690,617 8,809
8,809
Total Products & Devices 43,325

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
SERVICES 1.5%
Information 0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $6,904 (1)(2)(3) 586,029 6,904
6,904
Other Services 1.4%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $10,374 (1)(2)(3) 3,758,668 24,732
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $18,471 (1)(2)(3) 2,280,334 15,005
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,103 (1)(2)(3) 1,558,570 18,189
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139 (1)(2)(3) 928,231 10,832
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,971 (1)(2)(3) 526,504 6,144
PrognomIQ, Series A-4, Acquisition Date: 11/15/19,
Cost $1,356 (1)(2)(3)(5) 593,540 1,816
PrognomIQ, Series A-5, Acquisition Date: 5/12/20, Cost $1,174 (1)
(2)(3)(5) 513,797 1,572
PrognomIQ, Series B, Acquisition Date: 9/11/20, Cost $8,533 (1)
(2)(3)(5) 3,734,140 11,427
PrognomIQ, Series C, Acquisition Date: 2/16/22, Cost $3,498 (1)
(2)(3)(5) 1,143,244 3,498
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,876 (1)
(2)(3) 946,886 55,753
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $10,607 (1)(2)(3) 633,505 38,289
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,279 (1)
(2)(3) 172,826 10,584
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,284 (1)
(2)(3) 111,715 6,924
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,720 (1)(2)(3) 117,271 6,592
211,357
Providers 0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,539 (1)(2)(3) 3,130,941 9,048
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626 (1)(2)(3) 2,095,807 6,057
15,105
Total Services 233,366
Total Convertible Preferred Stocks (Cost $546,978) 770,640

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.6%
LIFE SCIENCES 0.6%
Life Sciences 0.6%
Sartorius (EUR)  247,804 85,716
Total Life Sciences 85,716
Total Preferred Stocks (Cost $50,169) 85,716
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 3.07% (5)(6) 14,648,912 14,649
Total Short-Term Investments (Cost $14,649) 14,649
Total Investments in Securities 100.3%
(Cost $8,629,157) $ 15,214,857
Other Assets Less Liabilities (0.3)% (42,149)
Net Assets 100.0% $ 15,172,708
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$832,223 and represents 5.5% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Affiliated Companies
(6) Seven-day yield
ADR American Depositary Receipts
CHF Swiss Franc
CVR Contingent Value Rights
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Cellanome, Series A  $ — $ 2,851 $ —
Chroma Medicine, Series A  — — —
Immuneering, Class A  (1,633) 8,814 —
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
PrognomIQ, Series A-4  — 459 —
PrognomIQ, Series A-5  — 398 —
PrognomIQ, Series B  — 2,894 —
PrognomIQ, Series C  — — —
SomaLogic, Warrants, 8/31/26  (2) (322) —
SomaLogic, Earn Out Shares $20  — (367) —
Treeline, Series A  — — —
T. Rowe Price Government Reserve Fund, 3.07% — — 124
Affiliates not held at period end (5,751) (29,640) —
Totals $ (7,386)# $ (14,913) $ 124+

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
Cellanome, Series A  $ 11,023 $ — $ — $ 13,874
Chroma Medicine, Series A  11,040 — — 11,040
Immuneering, Class A  * 9,467 1,568 *
Kardium, Series D-5  8,989 — — 8,989
Kardium, Series D-6  12,516 — — 12,516
PrognomIQ, Series A-4  1,357 — — 1,816
PrognomIQ, Series A-5  1,174 — — 1,572
PrognomIQ, Series B  8,533 — — 11,427
PrognomIQ, Series C  — 3,498 — 3,498
SomaLogic  14,966 15,668 28,159 —
SomaLogic, Warrants, 8/31/26  372 — 2 *
SomaLogic, Class B  42,833 — 15,668 —
SomaLogic, Earn Out Shares
$20  382 — — *
Treeline, Series A  * 11,332 — 18,552
T. Rowe Price Government
Reserve Fund, 3.07% 12,084  ¤  ¤ 14,649
Total $ 97,933^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $124 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $90,915.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Health Sciences Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Health Sciences Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Health Sciences Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,751,924 $ 534,291 $ 57,637 $ 14,343,852
Convertible Preferred Stocks — — 770,640 770,640
Preferred Stocks — 85,716 — 85,716
Short-Term Investments 14,649 — — 14,649
Total $ 13,766,573 $ 620,007 $ 828,277 $ 15,214,857

T. ROWE PRICE Health Sciences Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2022, totaled $1,272,000 for the period ended
September 30, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 58,155 $ (11,979) $ 20,369 $ (8,908) $ 57,637
Convertible Preferred Stocks 706,485 49,405 80,027 (65,277) 770,640
Total $ 764,640 $ 37,426 $ 100,396 $ (74,185) $ 828,277
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 57,637 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5% –88% 54% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.8x 2.8x Increase
Enterprise
value to gross
profit multiple
6.0x 6.0x Increase

T. ROWE PRICE Health Sciences Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Probability
for alternate
outcome
20%
– 40%
30% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
11%
– 12%
12% Decrease
Discount for
regulatory
uncertainty
30%
– 100%
30% Decrease
Convertible
Preferred
Stocks
$ 770,640 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
cumulative
preferred
dividend rights
3% – 8% 4% Increase
Discount for
cumulative
preferred
dividend rights
2% 2% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.1x
– 11.7x
5.1x Increase
Sales growth
rate
266% 266% Increase
Enterprise
value to gross
profit multiple
5.5x
– 6.6x
6.1x Increase
Gross profit
growth rate
43% 43% Increase

T. ROWE PRICE Health Sciences Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
8.3x 8.3x Increase
Discount rate
for cost of
capital
30% 30% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Estimated
liquidation
value
Discount
for lack of
collectability
100% 100% Decrease

T. ROWE PRICE Health Sciences Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F114-054Q3 09/22